STATEMENT OF CASH FLOWS, SUPPLEMENTAL DISCLOSURES - USD ($)	3 Months Ended
	Oct. 31, 2016	Oct. 31, 2015
SUPPLEMENTAL DISCLOSURE WITH RESPECT TO CASH FLOWS
Interest paid	$ 0	$ 0
Income taxes paid	$ 0	$ 0